Long-Term Debt (Details) (USD $) In Thousands, unless otherwise specified														9 Months Ended	12 Months Ended						9 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2013 Senior subordinated unsecured notes due 2019	Dec. 31, 2012 Senior subordinated unsecured notes due 2019	Sep. 30, 2013 Senior subordinated unsecured notes purchased by the Company's subsidiary	Dec. 31, 2012 Senior subordinated unsecured notes purchased by the Company's subsidiary	Jun. 30, 2012 Senior subordinated unsecured notes purchased by the Company's subsidiary	Dec. 31, 2012 Senior PIK Toggle Notes due 2017	Sep. 30, 2013 Senior secured term loan due 2018	Dec. 31, 2012 Senior secured term loan due 2018	Dec. 31, 2011 Senior secured term loan due 2018	Dec. 31, 2012 ABL Facility	Sep. 30, 2013 Notes due at various dates from 2013 to 2022	Dec. 31, 2012 Notes due at various dates from 2013 to 2022	Dec. 31, 2011 Notes due at various dates from 2013 to 2022	Sep. 30, 2013 Capital lease obligations due at various dates from 2013 to 2018	Dec. 31, 2012 Capital lease obligations due at various dates from 2013 to 2018	Dec. 31, 2011 Capital lease obligations due at various dates from 2013 to 2018	Jun. 30, 2012 EVHC Senior subordinated unsecured notes purchased by the Company's subsidiary	Sep. 30, 2013 EVHC Senior secured term loan due 2018	Sep. 30, 2013 EVHC ABL Facility
Long-Term Debt
Amount of debt held	$ 2,237,723	$ 2,659,380	$ 2,372,289	$ 950,000	$ 950,000	$ (15,000)	$ (15,000)	$ 15,000	$ 437,175	$ 1,301,475	$ 1,160,609	$ 1,421,101	$ 125,000	$ 861	$ 1,149	$ 590	$ 387	$ 447	$ 598	$ 15,000
Less current portion	(12,316)	(12,282)	(14,590)
Total long-term debt	$ 2,225,407	$ 2,647,098	$ 2,357,699
Interest rate (as a percent)						8.125%				4.00%	5.25%	5.25%
Interest rate, minimum (as a percent)														6.00%	6.00%
Interest rate, maximum (as a percent)														10.00%	10.00%
Term of debt																					7 years	5 years